FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                           BMA VARIABLE LIFE ACCOUNT A
                                       AND
                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                          SUPPLEMENT DATED MAY 1, 2002
                                       TO
                          PROSPECTUS DATED MAY 1, 2002


     The following supplements and/or replaces certain information regarding the underlying funds for the Flexible Premium Adjustable Variable Life Insurance Policy (Policy) offered by Business Men's Assurance Company of America (BMA) as Advantage Variable Universal Life contained in your prospectus.

1. The following Investment options are not available for new money, additional Premiums, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation. The Investment Options described in the Prospectus are available for new money, additional Premiums, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation.

BERGER INSTITUTIONAL PRODUCTS TRUST
     Managed By Berger Financial Group LLC
       Berger IPT-Growth Fund
       Berger IPT-Large Cap Growth Fund
       Berger IPT-Small Company Growth Fund

CONSECO SERIES TRUST
     Managed By Conseco Capital Management, Inc.
       Equity Portfolio
       Balanced Portfolio
       Fixed Income Portfolio

THE  ALGER AMERICAN FUND Managed By Fred Alger Management, Inc.
       Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     Managed By American Century Investment Management, Inc.
       VP International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     Managed By The Dreyfus Corporation (Sub-Adviser:  NCM Capital
       Management Group, Inc.)

FEDERATED INSURANCE SERIES
     Managed By Federated Investment Management Company
       Federated Utility Fund II
     Managed By Federated Global Investment Management Corp.
       Federated International Equity Fund II

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST Managed By Neuberger Berman
     Management Inc.
       Limited Maturity Bond Portfolio
       Partners Portfolio

STRONG OPPORTUNITY FUND II, INC.
     Managed By Strong Capital Management, Inc.
       Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
     Managed By Strong Capital Management, Inc.
       Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
     Managed By Van Eck Associates Corporation
       Worldwide Emerging Markets Fund
       Worldwide Hard Assets Fund
       Worldwide Real Estate Fund

2. The following information is added to "3. Investment Choices" in the prospectus:

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Financial Group LLC (formerly, Berger LLC) is the investment adviser to all portfolios.

     Berger IPT-Growth Fund

     This Fund aims for long term capital appreciation by investing primarily in common stocks of established companies with the potential for strong earnings growth.

     Berger IPT-Large Cap Growth Fund

     This Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the securities of large, well-established companies that have potential for growth.

     Berger IPT-Small Company Growth Fund

     This Fund seeks capital appreciation by investing primarily in common stocks of small companies with the potential for rapid revenue and earnings for growth.

CONSECO SERIES TRUST

     Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Capital Management, Inc. ("CCM") is the investment adviser to the portfolios. CCM engages a sub-advisor to manage the equity portfolios. Chicago Equity Partners, LLC manages the Equity Portfolio and the equity portion of the Balanced Portfolio.

     Equity Portfolio

     This Portfolio seeks to provide a high total return consistent with preservation of capital and prudent level of risk by investing primarily in selected equity securities.

     Balanced Portfolio

     This Portfolio seeks a high total investment return, consistent with preservation of capital and prudent investment risk, by allocating investments among debt securities, equity securities and money-market investments.

     Fixed Income Portfolio

     This  Portfolio  seeks  the  highest  level  of  income,   consistent  with
preservation of capital, by investing primarily in investment-grade debt securities.

THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the investment adviser.

     Alger American Small Capitalization Portfolio

     This Portfolio seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P SmallCap 600 Index(R).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc.

     VP International

     The VP International Fund seeks capital growth. The fund's managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Share Class)

     The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and provide day-to-day management of the Fund's investments.

     This Fund seeks capital growth, with current income as a secondary goal by investing at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

FEDERATED INSURANCE SERIES

     Federated Insurance Series is an open-end, management investment company with multiple portfolios. Federated Investment Management Company is the investment adviser to all Investment Options except the Federated International Equity Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II.

     Federated International Equity Fund II

     The Fund's investment objective is to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

     Federated Utility Fund II

     This Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. is the investment adviser.

     Limited Maturity Bond Portfolio

     This Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

     Partners Portfolio

     This Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid to large-capitalization companies. The portfolio seeks to reduce risk by diversifying among many companies and industries. The managers look for well-managed companies whose stock prices are believed to be undervalued.

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II, Inc. is managed by Strong Capital Management, Inc.

     Strong Opportunity Fund II

     This  Fund  seeks  capital  growth  by  investing  primarily  in  stocks of
medium-capitalization   companies   that  the  Fund's   manager   believes   are
underpriced, yet have attractive growth prospects. The manager bases the analysis on a company's "private market value" -- the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. To a limited extent, the Fund may also invest in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's private market value.

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Mid Cap Growth Fund II is managed by Strong Capital Management, Inc., the investment adviser for the fund. This fund is a series of Strong Variable Insurance Funds, Inc.

     Strong Mid Cap Growth Fund II

     This Fund seeks capital appreciation. The Fund invests, under normal conditions, at least 65% of its assets in stocks of medium-capitalization companies that the Fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value. The Fund defines "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell Midcap Index at the time of investment.

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation.

     Worldwide Emerging Markets Fund

     This Fund seeks long-term capital appreciation by investing in equity securities of emerging markets around the world.

     Worldwide Hard Assets Fund

     This Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

     Worldwide Real Estate Fund

     This Fund seeks a high total return by investing primarily in equity securities of companies that own significant real estate or that principally do business in real estate.


3.   The following is added to "4. Expenses - Investment Option Expenses":

Investment Option Expenses (as a percentage of the average daily net assets of an Investment Option for the most recent fiscal year, except as noted)



                                                                                                                 Total Annual
                                                                                                     Other         Portfolio
                                                                                                    Expenses       Expenses
                                                                                                     (after         (after
                                                                                                 reimbursement   reimbursement
                                                                            Management   12b-1    for certain     for certain
                                                                               Fees       Fees    Portfolios)     Portfolios)
                                                                               ----       ----    -----------     -----------

BERGER INSTITUTIONAL PRODUCTS TRUST(1)                                                     --
    Berger IPT-Growth Fund.............................................          .75%      --            .25%          1.00%
    Berger IPT-Large Cap Growth Fund....................................         .75%      --            .14%           .89%
    Berger IPT-Small Company Growth Fund................................         .85%      --            .13%           .98%
CONSECO SERIES TRUST(2)                                                                    --
    Equity Portfolio....................................................         .77%     .25%           .00%          1.02%
    Balanced Portfolio..................................................         .77%     .25%           .02%          1.04%
    Fixed Income Portfolio..............................................         .62%     .25%           .04%           .91%
THE ALGER AMERICAN FUND
    Alger American Small Capitalization Portfolio.......................         .85%      --            .07%           .92%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                                                 --
    VP International (3) ...............................................        1.26%      --            .00%          1.26%
  THE DREYFUS SOCIALLY RESPONSIBLE GROWTH                                                   --
  FUND - Initial Shares (4).............................................          .75%                    .03%            .78%
  FEDERATED INSURANCE SERIES
      Federated International Equity Fund II(5).........................          .90%      --            .51%           1.41%
      Federated Utility Fund II.........................................          .75%      --            .17%            .92%
  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Limited Maturity Bond Portfolio.....................................        .65%     --             .08%            .73%
      Partners Portfolio..................................................        .82%     --             .05%            .87%
  STRONG OPPORTUNITY FUND II, INC.
      Strong Opportunity Fund II (6)......................................        .75%     --             .35%           1.10%
  STRONG VARIABLE INSURANCE FUNDS, INC.
      Strong Mid Cap Growth Fund II(6)..................................          .75%     --             .45%           1.20%
  VAN ECK WORLDWIDE INSURANCE TRUST(7)
      Worldwide Emerging Markets Fund...................................         1.00%     --             .28%           1.28%
      Worldwide Hard Assets Fund........................................         1.00%     --             .15%           1.15%
      Worldwide Real Estate Fund........................................         1.00%     --             .50%           1.50%



(1) Under a written contract, the Funds' investment adviser has agreed to waive its advisory fee and reimburse the Funds to the extent that, at any time during the life of a Fund, such Fund's annual operating expenses exceed a specified amount (1.00%-Berger IPT-Growth Fund and Berger IPT-Large Cap Growth Fund; 1.15%-Berger IPT-Small Company Growth). The contract may not be terminated or amended except by a vote of the Funds' Board of Trustees. Absent the waiver and reimbursements, the Management Fee for Berger IPT-Growth Fund would have been .75%; Other Expenses would have been 0.33%; and Total Annual Portfolio Expenses would have been 1.08%.

(2) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through April 30, 2003 to ensure that total operating expenses do not exceed 1.10% for the Equity and Balanced Portfolios and 0.95% for the Fixed Income Portfolio.

(3) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

(4) The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying fund prospectus for more complete information.

(5) The advisor, Federated Global Investment Management Corp., voluntarily waived a portion of its management fee. The advisor can terminate this voluntary waiver at any time. The Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 1.00% and 1.51%, respectively.

(6) Strong Capital Management, Inc., the investment adviser of the Strong Mid Cap Growth Fund II and Strong Opportunity Fund II is currently absorbing expenses of .20% and .30%, respectively. Without these absorptions, the expenses would have been 1.40% for the Strong Mid Cap Growth Fund II and 1.40% for the Strong Opportunity Fund II for the year ended December 31, 2001. Strong has voluntarily agreed to waive the management fee and/or absorb the funds' other expenses so that the total annual fund operating expenses are capped at 1.20% and 1.10%, respectively. The Adviser has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorption after any appropriate notice to the funds shareholders. A cap on total annual fund operating expenses lowers the fund's overall expense ratio and increases the fund's return to investors.

(7) The Adviser agreed to assume expenses on the Worldwide Emerging Markets Fund, the Worldwide Hard Assets Fund and the Worldwide Real Estate Fund exceeding 1.28%, 1.15% and 1.50%, respectively. Without such absorption, Other Expenses were .30% for the Worldwide Emerging Markets Fund, .18% for the Worldwide Hard Assets Fund and .62% for the Worldwide Real Estate Fund for the year ended December 31, 2001 and Total Expenses were 1.30%, 1.18% and 1.62%, respectively.


4. The following replaces the information in the Prospectus under "8. Other Information - Distributor":

Distributors

     Jones & Babson, Inc., 700 Karnes Boulevard, Kansas City, Missouri 64108 and Conseco Equity Sales, Inc., 11815 N. Pennsylvania Street, Carmel, Indiana 46032 act as the co-distributors of the Policies. Jones & Babson, Inc. and Conseco Equity Sales, Inc. will each distribute the Policy in different markets through their own distribution systems. Jones & Babson, Inc. was organized under the laws of the state of Missouri on February 23, 1959. Conseco Equity Sales, Inc. was organized under the laws of the state of Texas on July 12, 1965. Jones & Babson, Inc., and Conseco Equity Sales, Inc. are both members of the National Association of Securities Dealers, Inc. Jones & Babson, Inc. is a wholly owned subsidiary of BMA. Conseco Equity Sales, Inc. is not affiliated with BMA.

     The Policy will be sold by individuals who, in addition to being licensed as life insurance agents for BMA, are also National Association of Securities Dealers (NASD) registered representatives. These persons will receive compensation for this sale.

     BMA has entered into a reinsurance arrangement with Conseco Variable Insurance Company ("Conseco Variable") whereby Conseco Variable will reinsure a portion of the risks associated with the Policy. Conseco Equity Sales, Inc. is an affiliate of Conseco Variable.


5.   The following replaces "Legal Proceedings" in Part II of the prospectus:

Legal Proceedings

     There are no legal proceedings to which the Separate Account or the Co-Distributors are a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.



6.   The following is added to Part II in the Prospectus:

              OFFICERS AND DIRECTORS OF CONSECO EQUITY SALES, INC.

     As of May 1, 2002, the following are the officers and directors of Conseco Equity Sales, Inc. and their position with Conseco Equity Sales, Inc.


Name and Principal
Business Address*                              Position with Conseco Equity Sales, Inc.


Donald B. Johnston                             President and Director
William P. Kovacs                              Vice President, General Counsel, Secretary and Director
James S. Adams                                 Senior Vice President, Chief Accounting Officer, Treasurer and Director
William T. Devanney, Jr.                       Senior Vice President, Corporate Taxes

*Principal business address is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.


7.   The following replaces Appendix A in the Prospectus:

                                   APPENDIX A

                          ILLUSTRATION OF POLICY VALUES

     In order to show You how the Policy works, We created some hypothetical examples. We chose two males ages 45 and 55 and a female age 50. Our hypothetical insureds are in good health, do not smoke and qualify for preferred non-tobacco rates. The initial and Planned Premiums are shown in the upper portion of each illustration. The Death Proceeds, Accumulation Values and Cash Surrender Values would be lower if the Primary Insured was in a standard non-tobacco, tobacco or special Rate Class since the cost of insurance charges would increase.

     There are three illustrations-all of which are based on the above. We also assumed that the underlying Investment Option had gross rates of return of 0%, 6%, 12%. This means that the underlying Investment Option would earn these rates of return before the deduction of the operating expenses (including the management fee). When these costs are taken into account, the net annual investment return rates (net of an average of approximately .98% for these charges) are approximately -.98%, 5.02% and 11.02%.

     It is important to be aware that this illustration assumes a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of Your Policy. In order to properly show You how the Policy actually works, We calculated values for the Accumulation Value, Cash Surrender Value and the Death Proceeds. The Death Proceeds are the Death Benefit minus any outstanding loans and loan interest accrued.

     We used the charges We described in the Expenses Section of the Prospectus. These charges are: (1) Premium Charge; (2) Policy Charge; and (3) Risk Charge. We also deducted for the cost of insurance based on both the current charges and the guaranteed charges. The values also assume that each Investment Option will incur expenses annually which are assumed to be approximately .98% of the average net assets of the Investment Option. This is the average of the fees and expenses of the Investment Options in 2001. The expenses of .98% reflect the voluntary waiver of certain advisory fees and/or the reimbursement of operating expenses for certain Investment Options (as noted under Expenses-Investment Option Expenses in Part I of this prospectus). If the advisory fees had not been waived and/or if expenses had not been reimbursed, the average expenses would have been approximately 1.20%. The investment advisers currently anticipate that the current waiver and/or reimbursement arrangements will continue through at least May 1, 2003 to the extent necessary to maintain competitive total annual portfolio expense levels as described under Expenses-Investment Option Expenses. However, certain advisers have the right to terminate waivers and/or reimbursements at any time at their sole discretion. If the waiver and/or reimbursement arrangements were not in effect, the Death Proceeds, Accumulation Values and the Cash Surrender Values shown in the illustrations below would be lower. The illustrations assume no loans were taken.

     There is also a column labeled Premiums Accumulated at 5% Interest Per Year. This shows how the Premium grows if it was invested at 5% per year.


     We will furnish You, upon request, a comparable personalized illustration reflecting the proposed insured's Age, Rate Class, Specified Amount, the Planned Premiums, and reflecting both the current cost of insurance and the guaranteed cost of insurance.

                                       BMA
                        Advantage Variable Universal Life
                        Male Age 45 Preferred Non-Tobacco
                       Initial Specified Amount: $150,000
                             Planned Premium: $1,980
                           Assuming Guaranteed Charges
                           Death Benefit Option: Level



                                  Death Proceeds                    Accumulation Value                Cash Surrender Value
            Premiums        Assuming Hypothetical Gross        Assuming Hypothetical Gross         Assuming Hypothetical Gross
           Accumulated      Annual Investment Return of        Annual Investment Return of         Annual Investment Return of
   End of     at 5%
   Policy   Interest     0% Gross    6% Gross    12% Gross   0% Gross    6% Gross   12% Gross    0% Gross    6% Gross   12% Gross
    Year    Per Year   (-0.98% Net) (5.02% Net) (11.02% Net)(-0.98% Net)(5.02% Net)(11.02% Net)(-0.98% Net)(5.02% Net) (11.02% Net)
    -----   --------     --------   -----------  --------    --------   -------     --------   ------------ -------     -------

        1         2,079     150,000     150,000     150,000       1,053      1,139       1,226            0          0           0
        2         4,262     150,000     150,000     150,000       2,231      2,474       2,729            0          0         254
        3         6,554     150,000     150,000     150,000       3,349      3,826       4,345          874      1,351       1,870
        4         8,961     150,000     150,000     150,000       4,408      5,195       6,086        1,933      2,720       3,611
        5        11,488     150,000     150,000     150,000       5,402      6,575       7,958        3,347      4,521       5,904
        6        14,141     150,000     150,000     150,000       6,330      7,966       9,974        4,671      6,308       8,316
        7        16,927     150,000     150,000     150,000       7,184      9,358      12,142        5,946      8,121      10,905
        8        19,853     150,000     150,000     150,000       7,955     10,744      14,469        7,139      9,928      13,652
        9        22,924     150,000     150,000     150,000       8,638     12,116      16,966        8,217     11,696      16,545
       10        26,149     150,000     150,000     150,000       9,221     13,462      19,643        9,221     13,462      19,643
       11        29,536     150,000     150,000     150,000       9,767     14,866      22,638        9,767     14,866      22,638
       12        33,092     150,000     150,000     150,000      10,197     16,235      25,869       10,197     16,235      25,869
       13        36,825     150,000     150,000     150,000      10,505     17,561      29,362       10,505     17,561      29,362
       14        40,746     150,000     150,000     150,000      10,683     18,836      33,143       10,683     18,836      33,143
       15        44,862     150,000     150,000     150,000      10,715     20,042      37,241       10,715     20,042      37,241
       16        49,184     150,000     150,000     150,000      10,583     21,163      41,688       10,583     21,163      41,688
       17        53,722     150,000     150,000     150,000      10,271     22,178      46,521       10,271     22,178      46,521
       18        58,487     150,000     150,000     150,000       9,751     23,060      51,782        9,751     23,060      51,782
       19        63,491     150,000     150,000     150,000       8,992     23,775      57,519        8,992     23,775      57,519
       20        68,744     150,000     150,000     150,000       7,958     24,287      63,790        7,958     24,287      63,790

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                       BMA
                        Advantage Variable Universal Life
                        Male Age 45 Preferred Non-Tobacco
                       Initial Specified Amount: $150,000
                             Planned Premium: $1,980
                            Assuming Current Charges
                           Death Benefit Option: Level



                                  Death Proceeds                    Accumulation Value                Cash Surrender Value
            Premiums        Assuming Hypothetical Gross        Assuming Hypothetical Gross         Assuming Hypothetical Gross
           Accumulated      Annual Investment Return of        Annual Investment Return of         Annual Investment Return of
   End of     at 5%
   Policy   Interest     0% Gross    6% Gross    12% Gross   0% Gross    6% Gross   12% Gross    0% Gross    6% Gross   12% Gross
    Year    Per Year  (-0.98% Net) (5.02% Net) (11.02% Net) (-0.98% Net)(5.02% Net)(11.02% Net)(-0.98% Net)(5.02% Net)(11.02% Net)
    -----   --------     --------   -----------  --------    --------   -------     --------   ------------ -------     -------

        1         2,079     150,000     150,000     150,000       1,110      1,198       1,286            0          0           0
        2         4,262     150,000     150,000     150,000       2,423      2,676       2,941            0        201         466
        3         6,554     150,000     150,000     150,000       3,698      4,202       4,749        1,223      1,727       2,274
        4         8,961     150,000     150,000     150,000       4,938      5,779       6,728        2,463      3,304       4,253
        5        11,488     150,000     150,000     150,000       6,141      7,409       8,896        4,087      5,355       6,842
        6        14,141     150,000     150,000     150,000       7,312      9,097      11,277        5,654      7,438       9,618
        7        16,927     150,000     150,000     150,000       8,448     10,844      13,889        7,211      9,606      12,652
        8        19,853     150,000     150,000     150,000       9,550     12,651      16,758        8,733     11,835      15,941
        9        22,924     150,000     150,000     150,000      10,614     14,520      19,908       10,194     14,099      19,487
       10        26,149     150,000     150,000     150,000      11,639     16,449      23,366       11,639     16,449      23,366
       11        29,536     150,000     150,000     150,000      12,705     18,548      27,309       12,705     18,548      27,309
       12        33,092     150,000     150,000     150,000      13,732     20,724      31,660       13,732     20,724      31,660
       13        36,825     150,000     150,000     150,000      14,712     22,976      36,461       14,712     22,976      36,461
       14        40,746     150,000     150,000     150,000      15,647     25,306      41,762       15,647     25,306      41,762
       15        44,862     150,000     150,000     150,000      16,535     27,719      47,622       16,535     27,719      47,622
       16        49,184     150,000     150,000     150,000      17,352     30,198      54,086       17,352     30,198      54,086
       17        53,722     150,000     150,000     150,000      18,135     32,781      61,256       18,135     32,781      61,256
       18        58,487     150,000     150,000     150,000      18,888     35,477      69,217       18,888     35,477      69,217
       19        63,491     150,000     150,000     150,000      19,615     38,297      78,063       19,615     38,297      78,063
       20        68,744     150,000     150,000     150,000      20,324     41,254      87,900       20,324     41,254      87,900

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                       BMA
                        Advantage Variable Universal Life
                        Male Age 55 Preferred Non-Tobacco
                       Initial Specified Amount: $150,000
                             Planned Premium: $3,654
                           Assuming Guaranteed Charges
                           Death Benefit Option: Level



                                  Death Proceeds                    Accumulation Value                Cash Surrender Value
            Premiums        Assuming Hypothetical Gross        Assuming Hypothetical Gross         Assuming Hypothetical Gross
           Accumulated      Annual Investment Return of        Annual Investment Return of         Annual Investment Return of
   End of     at 5%
   Policy   Interest     0% Gross    6% Gross    12% Gross   0% Gross    6% Gross   12% Gross    0% Gross    6% Gross   12% Gross
    Year    Per Year  (-0.98% Net) (5.02% Net)(11.02% Net) (-0.98% Net)(5.02% Net) (11.02% Net)(-0.98% Net)(5.02% Net)(11.02% Net)
    -----   --------     --------   -----------  --------    --------   -------     --------   ------------ -------     -------

        1         3,837     150,000     150,000     150,000       1,954      2,114       2,274            0          0           0
        2         7,865     150,000     150,000     150,000       3,950      4,397       4,864          296        743       1,210
        3        12,095     150,000     150,000     150,000       5,805      6,670       7,612        2,151      3,016       3,958
        4        16,537     150,000     150,000     150,000       7,512      8,925      10,529        3,858      5,271       6,875
        5        21,200     150,000     150,000     150,000       9,060     11,150      13,624        6,027      8,117      10,591
        6        26,097     150,000     150,000     150,000      10,436     13,329      16,905        7,988     10,881      14,457
        7        31,238     150,000     150,000     150,000      11,625     15,449      20,385        9,798     13,622      18,558
        8        36,637     150,000     150,000     150,000      12,607     17,486      24,072       11,402     16,280      22,866
        9        42,306     150,000     150,000     150,000      13,357     19,412      27,974       12,736     18,791      27,352
       10        48,258     150,000     150,000     150,000      13,846     21,199      32,103       13,846     21,199      32,103
       11        54,507     150,000     150,000     150,000      14,166     22,975      36,693       14,166     22,975      36,693
       12        61,069     150,000     150,000     150,000      14,178     24,575      41,610       14,178     24,575      41,610
       13        67,959     150,000     150,000     150,000      13,853     25,969      46,898       13,853     25,969      46,898
       14        75,194     150,000     150,000     150,000      13,160     27,127      52,617       13,160     27,127      52,617
       15        82,790     150,000     150,000     150,000      12,054     28,003      58,832       12,054     28,003      58,832
       16        90,767     150,000     150,000     150,000      10,468     28,534      65,619       10,468     28,534      65,619
       17        99,142     150,000     150,000     150,000       8,231     28,560      73,018        8,231     28,560      73,018
       18       107,936     150,000     150,000     150,000       5,397     28,116      81,240        5,397     28,116      81,240
       19       117,169     150,000     150,000     150,000       1,736     26,993      90,392        1,736     26,993      90,392
       20       126,864       Lapse     150,000     150,000       Lapse     25,029     100,688        Lapse     25,029     100,688

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                        Advantage Variable Universal Life
                        Male Age 55 Preferred Non-Tobacco
                       Initial Specified Amount: $150,000
                             Planned Premium: $3,654
                            Assuming Current Charges
                           Death Benefit Option: Level



                                  Death Proceeds                    Accumulation Value                Cash Surrender Value
            Premiums        Assuming Hypothetical Gross        Assuming Hypothetical Gross         Assuming Hypothetical Gross
           Accumulated      Annual Investment Return of        Annual Investment Return of         Annual Investment Return of
   End of     at 5%
   Policy   Interest     0% Gross    6% Gross    12% Gross   0% Gross    6% Gross   12% Gross    0% Gross    6% Gross   12% Gross
    Year    Per Year   (-0.98% Net) (5.02% Net)(11.02% Net)(-0.98% Net)(5.02% Net) (11.02% Net)(-0.98% Net)(5.02% Net) (11.02% Net)
    -----   --------     --------   -----------  --------    --------   -------     --------   ------------ -------     -------

        1         3,837     150,000     150,000     150,000       2,355      2,527       2,700            0          0           0
        2         7,865     150,000     150,000     150,000       4,864      5,364       5,886        1,210      1,710       2,232
        3        12,095     150,000     150,000     150,000       7,291      8,283       9,359        3,637      4,629       5,705
        4        16,537     150,000     150,000     150,000       9,637     11,288      13,152        5,983      7,634       9,498
        5        21,200     150,000     150,000     150,000      11,898     14,380      17,297        8,866     11,348      14,264
        6        26,097     150,000     150,000     150,000      14,078     17,566      21,835       11,630     15,118      19,387
        7        31,238     150,000     150,000     150,000      16,177     20,852      26,811       14,350     19,025      24,984
        8        36,637     150,000     150,000     150,000      18,192     24,238      32,273       16,986     23,032      31,067
        9        42,306     150,000     150,000     150,000      20,120     27,730      38,274       19,499     27,108      37,653
       10        48,258     150,000     150,000     150,000      21,950     31,321      44,868       21,950     31,321      44,868
       11        54,507     150,000     150,000     150,000      23,811     35,198      52,381       23,811     35,198      52,381
       12        61,069     150,000     150,000     150,000      25,587     39,221      60,710       25,587     39,221      60,710
       13        67,959     150,000     150,000     150,000      27,271     43,397      69,956       27,271     43,397      69,956
       14        75,194     150,000     150,000     150,000      28,851     47,726      80,231       28,851     47,726      80,231
       15        82,790     150,000     150,000     150,000      30,319     52,216      91,671       30,319     52,216      91,671
       16        90,767     150,000     150,000     150,000      31,635     56,850     104,417       31,635     56,850     104,417
       17        99,142     150,000     150,000     150,000      32,865     61,699     118,687       32,865     61,699     118,687
       18       107,936     150,000     150,000     150,000      34,008     66,781     134,689       34,008     66,781     134,689
       19       117,169     150,000     150,000     166,256      35,058     72,115     152,529       35,058     72,115     152,529
       20       126,864     150,000     150,000     184,334      36,020     77,726     172,275       36,020     77,726     172,275

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.



                                       BMA
                        Advantage Variable Universal Life
                       Female Age 50 Preferred Non-Tobacco
                       Initial Specified Amount: $150,000
                             Planned Premium: $2,232
                           Assuming Guaranteed Charges
                           Death Benefit Option: Level


                                  Death Proceeds                    Accumulation Value                Cash Surrender Value
             Premiums       Assuming Hypothetical Gross        Assuming Hypothetical Gross         Assuming Hypothetical Gross
           Accumulated      Annual Investment Return of        Annual Investment Return of         Annual Investment Return of
    End of    at 5%
    Policy   Interest    0% Gross    6% Gross    12% Gross   0% Gross    6% Gross   12% Gross    0% Gross    6% Gross   12% Gross
     Year    Per Year (-0.98% Net)(5.02% Net) (11.02% Net) (-0.98% Net)(5.02% Net)(11.02% Net) (-0.98% Net)(5.02% Net)(11.02% Net)
     -----   --------    --------   -----------  --------    --------   -------     --------   ------------ -------     -------

         1        2,344     150,000     150,000     150,000       1,160      1,256       1,353            0          0           0
         2        4,804     150,000     150,000     150,000       2,438      2,708       2,991            0        197         480
         3        7,388     150,000     150,000     150,000       3,648      4,176       4,750        1,137      1,665       2,239
         4       10,101     150,000     150,000     150,000       4,783      5,651       6,635        2,272      3,140       4,124
         5       12,950     150,000     150,000     150,000       5,845      7,135       8,659        3,760      5,051       6,574
         6       15,941     150,000     150,000     150,000       6,829      8,625      10,834        5,147      6,943       9,151
         7       19,082     150,000     150,000     150,000       7,737     10,121      13,177        6,482      8,865      11,922
         8       22,379     150,000     150,000     150,000       8,571     11,624      15,710        7,743     10,795      14,881
         9       25,842     150,000     150,000     150,000       9,335     13,139      18,458        8,908     12,713      18,031
        10       29,478     150,000     150,000     150,000      10,025     14,665      21,442       10,025     14,665      21,442
        11       33,295     150,000     150,000     150,000      10,711     16,294      24,821       10,711     16,294      24,821
        12       37,303     150,000     150,000     150,000      11,303     17,924      28,504       11,303     17,924      28,504
        13       41,512     150,000     150,000     150,000      11,780     19,535      32,512       11,780     19,535      32,512
        14       45,931     150,000     150,000     150,000      12,114     21,099      36,861       12,114     21,099      36,861
        15       50,572     150,000     150,000     150,000      12,279     22,593      41,581       12,279     22,593      41,581
        16       55,444     150,000     150,000     150,000      12,263     24,002      46,717       12,263     24,002      46,717
        17       60,559     150,000     150,000     150,000      12,050     25,313      52,322       12,050     25,313      52,322
        18       65,931     150,000     150,000     150,000      11,639     26,521      58,469       11,639     26,521      58,469
        19       71,571     150,000     150,000     150,000      11,024     27,621      65,243       11,024     27,621      65,243
        20       77,493     150,000     150,000     150,000      10,190     28,596      72,736       10,190     28,596      72,736

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                      A-14


                                       BMA
                        Advantage Variable Universal Life
                       Female Age 50 Preferred Non-Tobacco
                       Initial Specified Amount: $150,000
                             Planned Premium: $2,232
                            Assuming Current Charges
                           Death Benefit Option: Level

                                  Death Proceeds                    Accumulation Value                Cash Surrender Value
             Premiums       Assuming Hypothetical Gross        Assuming Hypothetical Gross         Assuming Hypothetical Gross
           Accumulated      Annual Investment Return of        Annual Investment Return of         Annual Investment Return of
    End of    at 5%
    Policy   Interest    0% Gross    6% Gross    12% Gross   0% Gross    6% Gross   12% Gross    0% Gross    6% Gross   12% Gross
     Year    Per Year (-0.98% Net)(5.02% Net) (11.02% Net)(-0.98% Net)(5.02% Net) (11.02% Net) (-0.98% Net)(5.02% Net)(11.02% Net)
     -----   --------    --------   -----------  --------    --------   -------     --------   ------------ -------     -------

         1        2,344     150,000     150,000     150,000       1,275      1,375       1,475            0          0           0
         2        4,804     150,000     150,000     150,000       2,752      3,040       3,340          241        529         829
         3        7,388     150,000     150,000     150,000       4,188      4,760       5,380        1,677      2,249       2,869
         4       10,101     150,000     150,000     150,000       5,582      6,536       7,612        3,071      4,025       5,101
         5       12,950     150,000     150,000     150,000       6,940      8,376      10,062        4,855      6,292       7,978
         6       15,941     150,000     150,000     150,000       8,262     10,284      12,754        6,580      8,602      11,072
         7       19,082     150,000     150,000     150,000       9,556     12,269      15,719        8,300     11,013      14,464
         8       22,379     150,000     150,000     150,000      10,824     14,337      18,991        9,995     13,509      18,163
         9       25,842     150,000     150,000     150,000      12,068     16,495      22,603       11,641     16,068      22,177
        10       29,478     150,000     150,000     150,000      13,288     18,744      26,591       13,288     18,744      26,591
        11       33,295     150,000     150,000     150,000      14,572     21,208      31,154       14,572     21,208      31,154
        12       37,303     150,000     150,000     150,000      15,826     23,778      36,204       15,826     23,778      36,204
        13       41,512     150,000     150,000     150,000      17,035     26,447      41,785       17,035     26,447      41,785
        14       45,931     150,000     150,000     150,000      18,195     29,215      47,953       18,195     29,215      47,953
        15       50,572     150,000     150,000     150,000      19,301     32,085      54,774       19,301     32,085      54,774
        16       55,444     150,000     150,000     150,000      20,334     35,043      62,309       20,334     35,043      62,309
        17       60,559     150,000     150,000     150,000      21,331     38,132      70,672       21,331     38,132      70,672
        18       65,931     150,000     150,000     150,000      22,300     41,364      79,963       22,300     41,364      79,963
        19       71,571     150,000     150,000     150,000      23,246     44,753      90,293       23,246     44,753      90,293
        20       77,493     150,000     150,000     150,000      24,172     48,310     101,784       24,172     48,310     101,784

     The hypothetical investment rates of return shown in this illustration are for illustrative purposes only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment performance of the Investment Options selected by the Owner.

     The Death Proceeds, Accumulation Value and Cash Surrender Value for a Policy would differ from those shown in this illustration if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. The Death Proceeds, Accumulation Value and Cash Surrender Value would also be different if any Policy loans or partial surrenders were made.

     No representation can be made by BMA, the Separate Account or the underlying portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

                                      B-3

9.   The following replaces Appendix B in the Prospectus:

     APPENDIX B--RATES OF RETURN

     From time to time, We may report different types of historical performance for the Investment Options available under the Policy. We may report the average annual total returns of the funds over various time periods. Such returns will reflect the operating expenses (including management fees) of the funds, but not deductions at the Separate Account or Policy level for Risk Charges and Policy expenses, which, if included, would reduce performance. See Section 4--Expenses for a discussion of the charges and deductions from a Policy.

     At the request of a purchaser, BMA will accompany the returns of the funds with at least one of the following: (i) returns, for the same periods as shown for the funds, which include deductions under the Separate Account for the Risk Charge in addition to the deductions of fund expenses, but does not include other charges under the Policy; or (ii) an illustration of Accumulation Values and Cash Surrender Values as of the performance reporting date for a hypothetical Insured of given Age, gender, risk classification, Premium level and Initial Specified Amount. The illustration will be based either on actual historic fund performance or on a hypothetical investment return between 0% and 12% as requested by the purchaser. The Cash Surrender Value figures will assume all fund charges, the Risk Charge, and all other Policy charges are deducted.
The Accumulation Value figures will assume all charges except the Surrender Charges are deducted.

     We also may distribute sales literature comparing the percentage change in the net asset values of the funds or in the Accumulation Unit Values for any of the Investment Options to established market indices, such as the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. We also may make comparisons to the percentage change in values of other mutual funds with investment objectives similar to those of the Investment Options being compared.

     The chart below shows the Effective Annual Rates of Return of the funds based on the actual investment performance (after deduction of investment management fees and direct operating expenses of the funds). These rates do not reflect the Risk Charge assessed. The rates do not reflect deductions from Premiums or Monthly Deductions assessed against the Accumulation Value of the Policy, nor do they reflect the Policy's Surrender Charges. (For a discussion of these charges, please see Section 4.--Expenses.) Therefore, these rates are not illustrative of how actual investment performance will affect the benefits under the Policy (see, however, Appendix A--Illustration of Policy Values).

     The rates of return shown are not indicative of future performance. These rates of return may be considered, however, in assessing the competence and performance of the investment advisers.





                                                                               Portfolio
                                                                               Inception                              10 Years/
Investment Option                                                                 Date        1 Year     5 Years   Since Inception
-----------------                                                                 ----        ------     -------   ---------------
BERGER INSTITUTIONAL PRODUCTS TRUST
     Berger IPT-Growth......................................................        5/1/96     -32.51%    1.89%         2.36%
     Berger IPT-Large Cap Growth............................................        5/1/96     -25.26%   10.64%        11.43%
     Berger IPT-Small Company Growth........................................        5/1/96     -33.47%    8.01%         6.93%
 CONSECO SERIES TRUST
        Equity..................................................................   8/20/84     -10.30%     13.54%      17.22%
        Balanced................................................................    5/1/87      -6.60%     11.27%      13.42%
        Fixed Income............................................................    5/1/93       8.84%      6.81%       6.88%
THE ALGER AMERICAN FUND
        Alger American Small Capitalization.....................................   9/21/88     -29.51%     -1.08%       4.79%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
        VP International........................................................    5/1/94     -29.17%      6.37%       6.84%
THE DREYFUS SOCIALLY RESPONSIBLE
     GROWTH FUND, INC...........................................................   10/7/93     -22.57%      8.29%      12.54%
FEDERATED INSURANCE SERIES
        Federated International Equity II.......................................    5/8/95     -29.42%      6.90%       6.97%
        Federated Utility II....................................................   2/10/94     -13.72%      2.88%       5.66%
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
        Limited Maturity Bond...................................................   9/10/84       8.78%      5.61%       5.46%
        Partners................................................................   3/22/94      -2.83%      7.52%      12.39%
STRONG OPPORTUNITY FUND II, INC.
        Opportunity Fund II.....................................................    5/8/92      -3.70%     14.55%      16.65%
STRONG VARIABLE INSURANCE FUNDS, INC.
        Strong Mid Cap Growth Fund II...........................................  12/31/96     -30.77%   13.32%        13.32%
VAN ECK WORLDWIDE INSURANCE TRUST
        Worldwide Emerging Markets..............................................  12/21/95      -1.81%     -7.82%      -2.94%
        Worldwide Hard Assets...................................................    9/1/89     -10.45%     -3.89%       4.92%
        Worldwide Real Estate...................................................   6/23/97       5.34%     N/A          5.95%
..........

     The figures shown in this chart do not reflect any charges at the Separate Account or the Policy level.












Underwritten by:
Business Men's Assurance Company of America
P.O. Box 418458
Kansas City, MO 64141-6458

Distributed by:
Conseco Equity Sales, Inc.
11815 N. Pennsylvania Street
Carmel, IN 46032
BMA is not a Conseco Company

V1114 (5/02)